EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 15,418	$ 14,493
Non-current assets	48,801	40,253
Total assets	64,219	54,746
Current liabilities	13,912	12,133
Non-current liabilities	37,307	31,276
Total liabilities	51,219	43,409
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	20,376	19,884
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	16,380	10,839
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	27,315	23,929
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	3,346	3,149
Non-current assets	10,295	10,009
Total assets	13,641	13,158
Current liabilities	1,930	1,816
Non-current liabilities	7,557	6,907
Total liabilities	9,487	8,723
Total net assets	4,154	4,435
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	380	448
Non-current assets	1,377	1,243
Total assets	1,757	1,691
Current liabilities	417	481
Non-current liabilities	1,656	1,116
Total liabilities	2,073	1,597
Total net assets	(316)	94
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,545	1,605
Non-current assets	7,749	8,030
Total assets	9,294	9,635
Current liabilities	873	830
Non-current liabilities	5,571	5,569
Total liabilities	6,444	6,399
Total net assets	2,850	3,236
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,421	1,096
Non-current assets	1,169	736
Total assets	2,590	1,832
Current liabilities	640	505
Non-current liabilities	330	222
Total liabilities	970	727
Total net assets	$ 1,620	$ 1,105